DEBT - Disclosure of detailed information about debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Borrowings [abstract]
Balance, beginning of year	$ 28,967	$ 0
Drawdown	60,000	30,000
Interest expense (capitalized to mineral property, plant and equipment)	3,703	0
Interest payment	(3,436)	0
Transaction costs	(2,066)	(1,033)
Balance, end of year	$ 87,168	$ 28,967